Pension and Other Postretirement Benefits - Schedule of Effect of Significant Unobservable Inputs (Detail) (Commingled equity funds [Member], Level 3 - Significant unobservable inputs [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Beginning balance	$ 195,070	$ 127,467
Actual return on plan assets, Relating to assets still held/Sold during the period	(6,932)	21,903
Purchases	82,615	45,700
Sales	(5,900)
Settlements	0	0
Transfers in and/or out of Level 3	0	0
Ending balance	266,922	195,070
Realized [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Actual return on plan assets, Relating to assets still held/Sold during the period	$ 2,069